Accounts receivable, net - Reconciliation of movements in allowance for doubtful accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Balance as of January 1	$ (72,886)	$ (79,937)	$ (96,900)
Increase in allowance	(1,826)	(57)	(7,862)
Amounts written off	6,458	7,030	24,826
Currency translation effect	(106)	78	(1)
Balance as of December 31,	$ (68,360)	$ (72,886)	$ (79,937)